Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense	The components of income tax expense are as follows:
	2014	2013

Current	$1,937,372	$1,785,165
Deferred	(186,258)	(25,498)
	$1,751,114	$1,759,667

Summary of Reconciliation of Expected Income Tax Expense Computed at Statutory Federal Income Tax Rate
A reconciliation of expected income tax expense computed at the statutory federal income tax rate of 34% to income tax expense included in the statements of income is as follows:

	2014	2013

Expected tax expense	$1,766,192	$1,580,666
State income tax, net of federal tax benefit	184,559	207,817
Tax exempt income	(227,117)	(75,568)
Nondeductible and other items	27,480	46,752
	$1,751,114	$1,759,667

Summary of Significant Components of Net Deferred Tax Assets
Net deferred tax assets are included in other assets in the consolidated balance sheets. The significant components of net deferred tax assets at December 31, 2014 and 2013 are summarized as follows:

	2014	2013

Deferred tax assets
Allowance for loan losses	$939,429	$878,918
Deferred compensation liability	700,077	609,777
Net unrealized loss on securities available for sale	6,480	26,301
Interest income on non-accrual loans	211,177	162,335
Lower of cost or market adjustment on loans transferred from available for sale to portfolio	13,880	15,322
	1,871,043	1,692,653

Deferred tax liabilities
Depreciation	305,846	305,985
Net deferred loan cost	112,466	100,374
Other	19,091	19,091
	437,403	425,450
Net deferred tax asset	$1,433,640	$1,267,203